Expenses - Summary of expenses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Loss before income tax includes the following specific
Employee benefits expense- salaries & wages and staff benefits	$ 1,664	$ 336	$ 861
Employee benefits expense- superannuation	25	26	43
Employee benefits expense- share based payments	365	8	32
Amortisation	1,953	1,265	1,084
Net foreign exchange loss	0	430
Minimum lease payments	73	93	108
Defined contribution superannuation expense	138	138	140
Chinese With-Holding Tax incurred on license transaction	0	931
Chinese Value Added Tax incurred on license transaction	0	538
Total other expenses	0	1,469
Total research & development (excluding amortisation)	18,299	13,276	8,410
Total research & development	20,252	14,541	9,494
Employee benefits expense G&A
- salaries & wages and staff benefits	1,674	1,011	1,078
- superannuation	129	112	96
- share based payments	1,310	552	230
Total employee benefits expense G&A	3,113	1,675	1,404
EVT-801 program costs [member]
Loss before income tax includes the following specific
Research and development	2,520	1,073
Cantrixil program costs [member]
Loss before income tax includes the following specific
Research and development	12	429	1,673
Paxalisib program costs [member]
Loss before income tax includes the following specific
Research and development	13,713	11,404	5,801
Paxalisib licensing agreement [member]
Loss before income tax includes the following specific
Amortisation	1,084	1,084	$ 1,084
Evotec Licensing Agreement [member]
Loss before income tax includes the following specific
Amortisation	$ 869	$ 181